CLAYMORE EXCHANGE-TRADED FUND TRUST


                     CLAYMORE U.S. CAPITAL MARKETS BOND ETF
            CLAYMORE U.S. CAPITAL MARKETS MICRO-TERM FIXED INCOME ETF
                  CLAYMORE U.S.-1-THE CAPITAL MARKET INDEX ETF
                          CLAYMORE/BNY MELLON BRIC ETF
                          CLAYMORE/BEACON SPIN-OFF ETF
             CLAYMORE/MORNINGSTAR INFORMATION SUPER SECTOR INDEX ETF
            CLAYMORE/MORNINGSTAR MANUFACTURING SUPER SECTOR INDEX ETF
              CLAYMORE/MORNINGSTAR SERVICES SUPER SECTOR INDEX ETF
                      CLAYMORE/OCEAN TOMO GROWTH INDEX ETF
                         CLAYMORE/OCEAN TOMO PATENT ETF
                  CLAYMORE/SABRIENT DEFENSIVE EQUITY INDEX ETF
                          CLAYMORE/SABRIENT INSIDER ETF
                          CLAYMORE/SABRIENT STEALTH ETF
                      CLAYMORE/ZACKS DIVIDEND ROTATION ETF
                         CLAYMORE/ZACKS MID-CAP CORE ETF
                       CLAYMORE/ZACKS SECTOR ROTATION ETF
                   CLAYMORE/ZACKS MULTI-ASSET INCOME INDEX ETF
                     CLAYMORE/RAYMOND JAMES SB-1 EQUITY ETF
              CLAYMORE/S&P GLOBAL DIVIDEND OPPORTUNITIES INDEX ETF
              CLAYMORE/BNY MELLON INTERNATIONAL SMALL CAP LDRS ETF


SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE ABOVE LISTED FUNDS:

Nicholas Dalmaso resigned his position as Trustee for the above Funds, effective October 14, 2009. Accordingly, all references to Mr. Dalmaso in the SAI, including the table in the "Management" section are hereby deleted.


                       CLAYMORE EXCHANGE-TRADED FUND TRUST
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

October 22, 2009